ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                       SUPPLEMENT DATED NOVEMBER 17, 2008,
             TO THE PROSPECTUS DATED MAY 1, 2008, AS SUPPLEMENTED ON
                      JUNE 17, 2008, AND SEPTEMBER 15, 2008

          THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE
        PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED
                              FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
     EFFECTIVE ON OR ABOUT NOVEMBER 24, 2008, COLUMBIA MANAGEMENT ADVISORS, LLC WILL REPLACE NEUBERGER BERMAN MANAGEMENT INC. AS THE SUBADVISER TO THE AZL(R) NEUBERGER BERMAN REGENCY FUND, AND THE FOLLOWING NAME CHANGE WILL BECOME EFFECTIVE.

     NAME EFFECTIVE ON OR ABOUT NOVEMBER 24, 2008  PREVIOUS NAME
     --------------------------------------------  -------------
     AZL(R) Columbia Mid Cap Value Fund            AZL(R) Neuberger Berman
                                                   Regency FuND


                                    * * * * *

THE LIST OF FUNDS WITH NAMES THAT SUGGEST A FOCUS ON A PARTICULAR TYPE OF INVESTMENT ON PAGE 6 IS REVISED TO INCLUDE THE FOLLOWING:

     AZL(R) Columbia Mid Cap Value FunD

                                    * * * * *

THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES SECTION ON PAGE 51 IS REPLACED WITH THE FOLLOWING:

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES The AZL Columbia Mid Cap Value Fund seeks long-term growth of capital.

Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap(R) Value Index at the time of purchase (between $45 million and $16.7 billion at September 30, 2008) that the Fund's subadviser believes are undervalued and have the potential for long-term growth. The Fund will provide notice to shareholders at least 60 days prior to any change in this policy. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Fund's subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Fund's subadviser considers, among other factors:

o Businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

o Various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Fund's subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

o A company's current operating margins relative to its historic range and future potential.

o Potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Fund's subadviser may sell a security when the security's price reaches a target set by the subadviser, if the subadviser believes that there has been deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive, or for other reasons.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


                              Page 1 of 2                       AZLPRO-003-0508

                                    * * * * *

THE LIST OF GENERAL RISKS UNDER THE PRINCIPAL INVESTMENT RISKS SECTION ON PAGE 51 IS REPLACED WITH THE FOLLOWING:

The Fund faces the following general risks:

o SELECTION RISK   o VALUE STOCKS RISK    o FOREIGN RISK
o MARKET RISK      o CAPITALIZATION RISK  o REAL ESTATE INVESTMENTS RISK

                                    * * * * *

THE INFORMATION UNDER PERFORMANCE INFORMATION, BEGINNING ON PAGE 51, IS REVISED BY ADDING THE FOLLOWING PARAGRAPH IMMEDIATELY BEFORE THE HEADING "PERFORMANCE BAR CHART AND TABLE":

The performance shown below is for periods before November 24, 2008, when the Fund was managed by a different subadviser.

                                    * * * * *

THE INFORMATION CONCERNING COLUMBIA MANAGEMENT ADVISORS, LLC IN THE SUBADVISERS OF THE FUNDS SECTION, WHICH BEGINS ON PAGE 149 IS REVISED AS FOLLOWS:

--------------------------------------------------------------------------------------------------------------------
COLUMBIA MANAGEMENT ADVISORS, LLC ("COLUMBIA ADVISORS") located at 100 Federal
Street, Boston, Massachusetts 02110, is the Fund's Subadviser. At September 30,     AZL Columbia Mid Cap Value Fund
2008, Columbia Advisors had assets under management of $380.3 billion. Columbia
Advisors is an SEC-registered investment adviser and indirect, wholly-owned
subsidiary of Bank of America Corporation. Its management experience covers all     AZL Columbia Small Cap Value Fund
major asset classes, including equity
securities, fixed income securities and money market instruments. In addition to serving as investment manager for mutual  funds,
Columbia Advisors acts as an investment manager for individuals,                    AZL Columbia Technology Fund
corporations, retirement plans, private investment companies and financial intermediaries.

----------------------------------------------------------------------------------------------------------------------


                                    * * * * *

THE PORTFOLIO MANAGERS OF THE SUBADVISERS SECTION, WHICH BEGINS ON PAGE 152, IS REVISED TO DELETE THE ENTRY FOR THE AZL NEUBERGER BERMAN REGENCY FUND AND TO INCLUDE THE FOLLOWING:

AZL COLUMBIA MID CAP VALUE FUND:

David I. Hoffman is co-manager of the Fund. He has been in the investment industry since 1986. He is a Managing Director of Columbia Advisors and has been associated with Columbia Advisors or its predecessors since 2001.

Diane L. Sobin, CFA, is co-manager of the Fund. She has been in the investment industry since 1983. She is a Managing Director of Columbia Advisors and has been associated with Columbia Advisors or its predecessors since 2001.

Lori J. Ensinger, CFA, is co-manager of the Fund. She has been in the investment industry since 1983. She is a Managing Director of Columbia Advisors and has been associated with Columbia Advisors or its predecessors since 2001.

Noah J. Petrucci, CFA, is co-manager of the Fund. He has been in the investment industry since 1993. He is a Vice President of Columbia Advisors and has been associated with Columbia Advisors or its predecessors since 2002.



                              Page 2 of 2                       AZLPRO-003-0508




                    ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                       SUPPLEMENT DATED NOVEMBER 17, 2008,
 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2008, AS SUPPLEMENTED
                                ON SEPTEMBER 15, 2008


          THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE
        STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE ATTACHED TO THE
           STATEMENT OF ADDITIONAL INFORMATION AND RETAINED FOR FUTURE
                                   REFERENCE.

--------------------------------------------------------------------------------
1. EFFECTIVE ON OR ABOUT NOVEMBER 24, 2008, COLUMBIA MANAGEMENT ADVISORS, LLC WILL REPLACE NEUBERGER BERMAN MANAGEMENT INC. AS THE SUBADVISER TO THE AZL(R) NEUBERGER BERMAN REGENCY FUND. IN ADDITION, THE FOLLOWING NAME CHANGE IS EFFECTIVE ON OR ABOUT NOVEMBER 24, 2008.

     NAME EFFECTIVE ON OR ABOUT NOVEMBER 24, 2008    PREVIOUS NAME
     AZL(R) Columbia Mid Cap Value Fund              AZL(R) Neuberger Berman
                                                     Regency FUND

                                    * * * * *

THE LIST OF FUND NAMES UNDER THE INVESTMENT STRATEGIES AND POLICIES SECTION, BEGINNING ON PAGE 5, IS REVISED AS FOLLOWS:

INSERT:    AZL Columbia Mid Cap Value Fund ("Columbia Mid Cap Value Fund")
DELETE:    AZL Neuberger Berman Regency Fund ("Neuberger Berman Regency Fund")


ALSO, THE SPECIFIC NON-FUNDAMENTAL INVESTMENT RESTRICTIONS UNDER THE INVESTMENT STRATEGIES AND POLICIES SECTION IS REVISED TO INSERT THE FOLLOWING:

COLUMBIA MID CAP VALUE FUND. The Fund may invest up to 20% of its total assets in equity securities of foreign issuers.


                                    * * * * *

THE TABLE UNDER ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES SECTION, WHICH BEGINS ON PAGE 11,
IS REVISED TO DELETE THE COLUMN FOR THE NEUBERGER BERMAN REGENCY FUND AND INSERT THE FOLLOWING:

------------------------------------------- -------------     ------------------------------------------- --------------
                                              COLUMBIA                                                    COLUMBIA MID
                                              MID CAP                                                       CAP VALUE
TYPE OF INVESTMENT OR TECHNIQUE              VALUE FUND       TYPE OF INVESTMENT OR TECHNIQUE                 FUND
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Asset Backed Securities(1)                       Y            Mortgage dollar rolls(7)                          Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Bank obligations                                 Y            Mortgage-related securities                       Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Borrowing money(2)                               Y            Non-investment grade debt(1)                      Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Collateralized mortgage obligations(3)           Y            Options(5)                                        Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Commercial paper                                 Y            Preferred stocks                                  Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Common stocks of U.S. companies                  Y            Real estate investment trusts (REITs)             Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Convertible securities                           Y            Repurchase agreements                             Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Delayed funding loans & revolving credit
facilities                                       Y            Restricted securities(8)                          Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
                                                              Reverse repurchase & dollar roll
Depositary receipts(4)                           Y            agreements                                        Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Developing country/emerging market
securities(4)                                    Y             Short sales (against the box)                    Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Event-linked exposure                            Y            Small company stocks                              Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Foreign currency options and futures             Y            Sovereign debt (foreign) (4)                      Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Foreign securities                               Y            Special situation companies                       Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Forward foreign currency exchange
contracts                                        Y            Stripped Mortgage Securities(3)                   Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Futures(5)                                       Y             Step-Coupon Securities                           Y

------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Guaranteed Investment Contracts                  Y            Structured notes                                  Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Illiquid securities (including private
placements)                                      Y            Swap Agreements                                   Y

------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
                                                              Taxable and tax exempt municipal
Initial Public Offerings                         Y            securities                                        N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Investment company securities (incl. ETFs)       Y            U.S. Government obligations                       Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Lending portfolio securities                     Y            Variable and floating rate notes                  Y
------------------------------------------- -------------     ------------------------------------------- --------------


                                                  Page 1 of 3    AZLSAI-002-0508



------------------------------------------- -------------     ------------------------------------------- --------------
Loan Participations and Assignments              Y            Warrants and Rights                               Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Long-term corporate debt(1)                      Y            When-issued / delayed-delivery securities         Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Money market instruments(6)                      Y            Zero Coupon/Pay-in Kind Securities                Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------


                                    * * * * *

THE TABLE THAT DESCRIBES SUBADVISORY FEE RATES FOR FUNDS WITH MULTIPLE RATES, WHICH BEGINS ON PAGE 59, IS REVISED TO DELETE THE ENTRY FOR THE NEUBERGER BERMAN REGENCY FUND AND INSERT THE FOLLOWING:

FUND                                                                               RATE
                                                                AVERAGE DAILY NET ASSETS (FOR BREAKPOINTS)
                                                       FIRST $250 MILLION   NEXT $250 MILLION    OVER $500 MILLION
                                                       ------------------   -----------------    -----------------
Columbia Mid Cap Value Fund........................          0.450%               0.425%              0.400%

                                    * * * * *

THE TABLE OF OTHER MANAGED ACCOUNTS, WHICH BEGINS ON PAGE 65, IS REVISED TO DELETE THE ROW FOR NEUBERGER BERMAN REGENCY
FUND AND INSERT THE FOLLOWING:

----------------------- ---------------------- -------------------------- ----------------------- ------------------------
                                                                               OTHER POOLED

                                                 REGISTERED INVESTMENT     INVESTMENT VEHICLES/       OTHER ACCOUNTS/
                                                   COMPANY ACCOUNTS/           ASSETS UNDER            ASSETS UNDER

         FUND             PORTFOLIO MANAGER    ASSETS UNDER MANAGEMENT*        MANAGEMENT*              MANAGEMENT*
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
                        David I. Hoffman           12 / $7.9 billion         2 / $430 million      6,172 / $3.4 billion
Columbia Mid Cap
Value Fund
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
                        Diane L. Sobin             12 / $7.9 billion         2 / $430 million      6,177 / $3.4 billion
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
                        Lori J. Ensinger           12 / $7.9 billion         2 / $430 million      6,166 / $3.4 billion
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
                        Noah J. Petrucci           12 / $7.9 billion         2 / $430 million      6,172 / $3.4 billion
----------------------- ---------------------- -------------------------- ----------------------- ------------------------

*Information presented is as of September 30, 2008. There are no other accounts managed by the Portfolio Managers listed in the table above for which the advisory fee is based on performance.

                                    * * * * *

THE PORTFOLIO MANAGER COMPENSATION SECTION, WHICH BEGINS ON PAGE 75, IS REVISED
 TO INCLUDE THE FOLLOWING:

COLUMBIA MANAGEMENT ADVISORS, LLC

The portfolio managers received their compensation from Columbia Advisors and its parent company, Columbia Management Group, LLC, in the form of salary, bonus, stock options, restricted stock and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds (which is a separate family of funds managed by Columbia Advisors) in which the account is invested. A portfolio manager's bonus is variable and is generally based, on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication, and professionalism. In evaluating investment performance, Columbia Advisors generally considers the one-, three-, and five-year performance of mutual funds and other accounts managed by the portfolio manager relative to certain market benchmarks (the Merrill Lynch 100 Technology Index is the benchmark index for portfolio manager compensation for the AZL Columbia Technology Fund managers, the Russell 2000 Value Index is the benchmark index for portfolio manager compensation for the AZL Columbia Small Cap Value Fund managers, and the Russell Midcap Value Index for the AZL Columbia Mid Cap Value Fund managers) and peer groups (the Morningstar Specialty-Technology Category for the AZL Columbia Technology Fund managers, the Morningstar Small Value Category for the AZL Columbia Small Cap Value Fund managers, and the Lipper Mid Cap Value Category for the AZL Columbia Mid Cap Value Fund managers) emphasizing each manager's three-, and five-year performance. Columbia Advisors may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance. The size of the overall bonus pool each year is determined by Columbia Management Group, LLC and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and Columbia Advisors' profitability for the year which is largely determined by assets under management.
                                                  Page 2 of 3    AZLSAI-002-0508

                                    * * * * *

THE ENTRY FOR THE DREYFUS PREMIER SMALL CAP VALUE FUND IN THE FUND HISTORY TABLE, WHICH BEGINS ON PAGE 103, IS REVISED TO
INCLUDE THE FOLLOWING:

------------------------------------ ------------ ------------------------ ----------- ------------------------- ---------
INVESTMENT OPTIONS                      FUND      PREVIOUS NAME              DATES     PREVIOUS NAME              DATES
                                      INCEPTION
------------------------------------ ------------ ------------------------ ----------- ------------------------- ---------
------------------------------------ ------------ ------------------------ ----------- ------------------------- ---------
AZL Columbia Mid Cap Value Fund        5/1/06     AZL Neuberger Berman       5/1/06
                                                  Regency Fund                 to
                                                                            11/24/08

------------------------------------ ------------ ------------------------ ----------- ------------------------- ---------

                                                  Page 3 of 3    AZLSAI-002-0508